Consolidated Statement of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member] Tickeri Inc [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Tickeri Inc [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] Tickeri Inc [Member]	Retained Earnings [Member]	Tickeri Inc [Member]	Monster Creative LLC [Member]	Total
Beginning balance at Dec. 31, 2018
Members’ equity beginning balance at Dec. 31, 2018										$ (83,912)
Beginning balance, shares at Dec. 31, 2018
Member distributions
Net income (loss)										428,856
Members’ equity ending balance at Dec. 31, 2019										344,944
Ending balance at Dec. 31, 2019						$ 205,500		$ (281,542)			$ (76,042)
Ending balance, share at Dec. 31, 2019
Beginning balance at May. 13, 2019
Members’ equity beginning balance at May. 13, 2019
Members interest purchased for cash						205,500					205,500
Share adjustment
Beneficial conversion feature on convertible note payable
Warrant purchases
Net income (loss)								(281,542)			(281,542)
Members’ equity ending balance at Dec. 31, 2020										362,989	362,989
Ending balance at Dec. 31, 2020	$ 70		$ 85	$ 9,742	$ 25,383	2,545,825	$ (194,530)	(994,805)	(169,062)		$ 1,560,832
Ending balance, share at Dec. 31, 2020	7,000,000		8,500,000	974,177,443
Beginning balance at Dec. 31, 2019						205,500		(281,542)			$ (76,042)
Members’ equity beginning balance at Dec. 31, 2019										344,944
Beginning balance, shares at Dec. 31, 2019
Member distributions										(200,962)
Net income (loss)										381,109
Members’ equity ending balance at Jun. 30, 2020										525,091
Beginning balance at Dec. 31, 2019						205,500		(281,542)			(76,042)
Members’ equity beginning balance at Dec. 31, 2019										344,944
Beginning balance, shares at Dec. 31, 2019
Members interest purchased for cash						411,500					$ 411,500
Share adjustment
Net income (loss)								(289,191)			(289,191)
Ending balance at Sep. 30, 2020						617,000		(570,733)			46,267
Ending balance, share at Sep. 30, 2020
Beginning balance at Dec. 31, 2019						205,500		(281,542)			(76,042)
Members’ equity beginning balance at Dec. 31, 2019										344,944
Beginning balance, shares at Dec. 31, 2019
Members interest purchased for cash						1,307,441					$ 1,307,441
Shares issued in reverse merger with HUMBL	$ 70			$ 9,992		(10,062)
Shares issued in reverse merger with HUMBL, shares	7,000,000			999,177,443
Shares issued for cash									$ 468
Shares issued for cash, shares									10,000,000
Shares cancelled for no consideration				$ (250)		250
Shares cancelled for no consideration, shares				(25,000,000)
Beneficial conversion feature on convertible note payable						85,939					85,939
Member distributions										(126,741)
Warrant purchases						956,757					956,757
Net income (loss)								(713,263)		144,786	(713,263)
Members’ equity ending balance at Dec. 31, 2020										362,989	362,989
Ending balance at Dec. 31, 2020	$ 70		$ 85	$ 9,742	25,383	2,545,825	(194,530)	(994,805)	(169,062)		$ 1,560,832
Ending balance, share at Dec. 31, 2020	7,000,000		8,500,000	974,177,443
Beginning balance at Jan. 01, 2020
Beginning balance, shares at Jan. 01, 2020
Founders shares			$ 85		383				468
Founders shares, shares			8,500,000
Contribution of equity					25,000				25,000
Net income (loss)							(37,673)		(37,673)
Ending balance at Mar. 31, 2020			$ 85		25,383		(37,673)		(12,205)
Ending balance, share at Mar. 31, 2020			8,500,000
Beginning balance at Jan. 01, 2020
Beginning balance, shares at Jan. 01, 2020
Founders shares			$ 85		383				468
Founders shares, shares			8,500,000
Contribution of equity					25,000				25,000
Net income (loss)							(194,530)		(194,530)
Members’ equity ending balance at Dec. 31, 2020										362,989	362,989
Ending balance at Dec. 31, 2020	$ 70		$ 85	$ 9,742	25,383	2,545,825	(194,530)	(994,805)	(169,062)		$ 1,560,832
Ending balance, share at Dec. 31, 2020	7,000,000		8,500,000	974,177,443
Members’ equity beginning balance at Jun. 30, 2020										525,091
Net income (loss)											(122,241)
Ending balance at Sep. 30, 2020						617,000		(570,733)			46,267
Ending balance, share at Sep. 30, 2020
Beginning balance at Dec. 31, 2020	$ 70		$ 85	$ 9,742	25,383	2,545,825	(194,530)	(994,805)	(169,062)		1,560,832
Members’ equity beginning balance at Dec. 31, 2020										362,989	$ 362,989
Beginning balance, shares at Dec. 31, 2020	7,000,000		8,500,000	974,177,443
Net income (loss)							(23,007)		(23,007)
Ending balance at Mar. 31, 2021			$ 85		25,383		(217,537)		(192,069)
Ending balance, share at Mar. 31, 2021			8,500,000
Beginning balance at Dec. 31, 2020	$ 70		$ 85	$ 9,742	25,383	2,545,825	(194,530)	(994,805)	(169,062)		1,560,832
Members’ equity beginning balance at Dec. 31, 2020										362,989	$ 362,989
Beginning balance, shares at Dec. 31, 2020	7,000,000		8,500,000	974,177,443
Member distributions										(118,159)
Net income (loss)										(783,821)
Members’ equity ending balance at Jun. 30, 2021										(538,991)
Beginning balance at Dec. 31, 2020	$ 70		$ 85	$ 9,742	$ 25,383	2,545,825	$ (194,530)	(994,805)	(169,062)		1,560,832
Members’ equity beginning balance at Dec. 31, 2020										362,989	$ 362,989
Beginning balance, shares at Dec. 31, 2020	7,000,000		8,500,000	974,177,443
Members interest purchased for cash						10,000					$ 10,000
Share adjustment
Share adjustment, shares				41,156
Shares issued in reverse merger with HUMBL		$ 6				39,961					39,967
Shares issued in reverse merger with HUMBL, shares		552,029
Shares issued for cash				$ 4		999,996					1,000,000
Shares issued for cash, shares				437,500
Founders shares				$ 146		8,764,663					8,764,809
Founders shares, shares		2,272		14,534,940
Shares issued for acquisition of Tickeri				$ 93		9,999,907					10,000,000
Shares issued for acquisition of Tickeri, shares				9,345,794
Shares issued in settlement				$ 10		1,169,990					1,170,000
Shares issued in settlement, shares				1,000,000
Conversion of common shares to Preferred B shares				$ (796)		796
Conversion of common shares to Preferred B shares, shares		7,962		(79,625,000)
Shares cancelled for no consideration
Shares cancelled for no consideration, shares		(9,350)
Reclassification from deferred revenue on warrant purchase						43,243					43,243
Beneficial conversion feature on convertible note payable						3,300,000					3,300,000
Discount on convertible notes						1,857,428					1,857,428
Warrants granted to consultants						1,380,721					1,380,721
Net income (loss)								(34,944,417)			(34,944,417)
Ending balance at Sep. 30, 2021	$ 70	$ 6		$ 9,199		30,112,530		(35,939,222)			(5,817,417)
Ending balance, share at Sep. 30, 2021	7,000,000	552,913		919,911,833
Members’ equity beginning balance at Jun. 30, 2021										(538,991)
Net income (loss)											(12,312,056)
Ending balance at Sep. 30, 2021	$ 70	$ 6		$ 9,199		$ 30,112,530		$ (35,939,222)			$ (5,817,417)
Ending balance, share at Sep. 30, 2021	7,000,000	552,913		919,911,833